Capital Management - Additional Information (Detail) $ in Thousands, $ in Thousands	Dec. 31, 2022 CAD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CAD ($)	Dec. 31, 2021 USD ($)
Disclosure Of Capitalisation [Line Items]
Cash	$ 21,587		$ 40,588
Senior Credit Facility [Member]
Disclosure Of Capitalisation [Line Items]
Line of credit borrowing capacity		$ 500,000		$ 500,000
Line of credit outstanding		44,000		118,000
Letters of credit outstanding		56,000		33,000
Secured Operating Facility [Member]
Disclosure Of Capitalisation [Line Items]
Line of credit borrowing capacity	115,000		97,000
40.0 Million Secured Operating Facilities [Member]
Disclosure Of Capitalisation [Line Items]
Line of credit borrowing capacity	40,000		40,000
Letters of credit outstanding	$ 28,000		$ 7,000
30.0 Million Operating Facilities [member]
Disclosure Of Capitalisation [Line Items]
Line of credit borrowing capacity		40,000		40,000
Letters of credit outstanding		31,000		3,000
15.0 Million Secured Operating Facilities [Member]
Disclosure Of Capitalisation [Line Items]
Line of credit borrowing capacity		15,000		15,000
Line of credit outstanding		$ 0		$ 0